Schedule IV - Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	$ 1,331,597		$ 1,298,864		$ 1,266,264
Ceded to other companies	1,338,427	[1]	1,305,648	[1]	1,273,321	[1]
Assumed from other companies	6,830		6,784		7,057
Net amount
Percentage of amount assumed to net
Gross amount	389,941,404		378,467,115		364,469,564
Ceded to other companies	395,421,202	[1]	384,205,939	[1]	370,439,179	[1]
Assumed from other companies	5,479,798		5,738,824		5,969,615
Net amount
Percentage of amount assumed to net
Life and annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	1,250,623		1,201,592		1,156,434
Ceded to other companies	1,257,453	[1]	1,208,376	[1]	1,163,491	[1]
Assumed from other companies	6,830		6,784		7,057
Net amount
Percentage of amount assumed to net
Accident And Health Insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross amount	80,974		97,272		109,830
Ceded to other companies	80,974	[1]	97,272	[1]	109,830	[1]
Net amount
Percentage of amount assumed to net

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2013, 2012 or 2011.